Common Stock (Narrative) (Details) - USD ($)	3 Months Ended	9 Months Ended
	May 31, 2019	Aug. 31, 2019	Aug. 31, 2018
Proceeds from issuance of common stock		$ 52,000
Common Stock [Member] | Various Individuals [Member]
Stock issued to various individuals	960,000
Stock price per share	$ 0.001
Proceeds from issuance of common stock	$ 24,000